UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2011

Date of reporting period:  August 31, 2011

Item 1. Schedule of Investments.

Smead Value Fund
Schedule of Investments
August 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.84%
Banks - 4.08%
Wells Fargo & Co.	75,007	1,957,682

Consumer Services - 11.89%
Block H & R, Inc.	65,810	995,047
McDonald's Corp.	15,683	1,418,684
Starbucks Corp.	85,253	3,292,471
		5,706,202
Diversified Financials - 8.06%
Bank of New York Mellon Corp.	38,001	785,481
Franklin Resources, Inc.	16,159	1,937,787
Goldman Sachs Group, Inc.	9,873	1,147,440
		3,870,708
Food & Staples Retailing - 6.02%
Walgreen Co.	45,919	1,616,808
Wal-Mart Stores, Inc.	23,902	1,271,825
		2,888,633
Health Care Equipment & Services - 2.69%
Medtronic, Inc.	36,819	1,291,242
Insurance - 7.14%
Aflac, Inc.	42,379	1,598,536
Berkshire Hathaway, Inc. (a)	25,012	1,825,876
		3,424,412
Media - 9.52%
Comcast Corp.	66,811	1,413,721
Gannett Co., Inc.	100,746	1,163,616
Walt Disney Co.	58,469	1,991,454
		4,568,791
Pharmaceuticals, Biotechnology & Life Sciences - 25.07%
Abbott Laboratories	35,120	1,844,151
Amgen, Inc. (a)	33,043	1,830,748
Bristol-Myers Squibb Co.	57,851	1,721,067
Johnson & Johnson	21,782	1,433,256
Merck & Co., Inc.	59,265	1,962,857
Mylan, Inc. (a)	70,811	1,470,036
Pfizer, Inc.	93,262	1,770,113
		12,032,228
Retailing - 12.50%
Cabela's, Inc. (a)	90,169	2,114,463
Home Depot, Inc.	53,287	1,778,720
Nordstrom, Inc.	46,290	2,104,344
		5,997,527
Software & Services - 10.31%
Accenture PLC	32,937	1,765,094
eBay, Inc. (a)	103,036	3,180,721
		4,945,815
Technology Hardware & Equipment - 1.56%
Hewlett Packard Co.	28,850	750,966
TOTAL COMMON STOCKS (Cost $40,290,852)		47,434,206

	Principal
	Amount	Value
MONEY MARKET FUNDS - 1.04%
Cash Equivalent - 1.04%
Dreyfus Cash Management	489,224	489,224
TOTAL MONEY MARKET FUNDS (Cost $489,224)		489,224

Total Investments (Cost $40,780,076) - 99.88%		47,923,430
Other Assets in Excess of Liabilities - 0.12%		68,249
TOTAL NET ASSETS - 100.00%		$47,991,679

(a) Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc.

The cost basis of investments for federal income tax purposes at August 31, 2011 was as follows*:

Cost of investments	$40,780,076
Gross unrealized appreciation	9,096,938
Gross unrealized depreciation	(1,953,583)
Net unrealized appreciation	$7,143,354

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at August 31, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Total Common Stock*	$47,434,206	$-	$-	$47,434,206
Short-Term Investments	489,224	-	-	489,224
Total Investments in Securities	$47,923,430	$-	$-	47,923,430

There were no transfers into and out of Level 1 and 2 during the period ended August 31, 2011.
The fund held no Level 3 securities throughout the period.
* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)      /s/ Joseph Neuberger
                                                      Joseph Neuberger, President

Date October 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Joseph Neuberger
                                                        Joseph Neuberger, President

Date October 17, 2011

By (Signature and Title)* /s/ John Buckel
                                                   John Buckel, Treasurer

Date October 13, 2011

* Print the name and title of each signing officer under his or her signature.